UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  November 14, 2001



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $119,591
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE


                                            Value     Shares/     Sh/   Put/  Invstmt   Other     Voting Authority
Name of Issuer  Title of Class  CUSIP      (x$1000)   PrnAmt      Prn   Call Discret   Managers   Sole Shared None


3-D PHARMACEUTICALS    COM      88554W104     17,141  2,502,398     SH             Sole        0  2,502,398
ACTIVE POWER INC       COM      00504W100      4,930    983,936     SH             Sole        0    983,936
AIRSPAN NETWORKS       COM      00950H102      2,477  1,510,253     SH             Sole        0  1,510,253
AVANT IMMUNOTHERAPT    COM      053491106      2,133    899,954     SH             Sole        0    899,954
BIOTRANSPLANT INC      COM      09066Y107      4,456    810,114     SH             Sole        0    810,114
CAPSTONE TURBINE       COM      14067D102     17,149  2,839,225     SH             Sole        0  2,839,225
CISCO SYS INC          COM      17275R102        300     24,610     SH             Sole        0     24,610
COMMERCE ONE INC       COM      200693109      3,910  1,589,249     SH             Sole        0  1,589,249
CYBERONICS INC         COM      23251P102     13,575    861,389     SH             Sole        0    861,389
DIACRIN INC            COM      25243N103      2,685  1,755,087     SH             Sole        0  1,755,087
DIVERSA CORP           COM      255064107     15,169  1,613,771     SH             Sole        0  1,613,771
DYAX CORP              COM      26746E103      3,647    379,126     SH             Sole        0    379,126
GENAERA CORP           COM      36867G100        762    298,829     SH             Sole        0    298,829
GENZYME-BIOSURGERY     COM      372917708        112     28,672     SH             Sole        0     28,672
GENZYME-MOLECULAR      COM      372917500        893    115,265     SH             Sole        0    115,265
IVILLAGE INC           COM      46588H105      1,835  2,038,393     SH             Sole        0  2,038,393
JUNIPER NETWORKS       COM      48203R104        520     53,577     SH             Sole        0     53,577
KANA SOFTWARE INC      COM      483600102         34     95,276     SH             Sole        0     95,276
MEMBERWORKS INC        COM      586002107      3,048    148,200     SH             Sole        0    148,200
METAWAVE COMMUNICATNS  COM      591409107        120     44,629     SH             Sole        0     44,629
MISSION RESOURCES CO   COM      605109107      3,865    978,590     SH             Sole        0    978,590
MUSICMAKER COM INC     COM      62757C207        233    166,315     SH             Sole        0    166,315
ONESOURCE INFOMTN SVCS COM      68272J106      4,324    509,335     SH             Sole        0    509,335
SILICON LABORATORIES   COM      826919102      2,173    157,582     SH             Sole        0    157,582
VERSICOR INC           COM      925314106      8,235    614,555     SH             Sole        0    614,555
VIROPHARMA INC         COM      928241108      4,732    187,254     SH             Sole        0    187,254
XCARE NET INC          COM      98388Y101      1,133     90,996     SH             Sole        0     90,996


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